Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   MARCH 31, 2009


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     MAY 6, 2009
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:    53
                                        -------------

Form 13F Information Table Value Total:	185182
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


AFLAC INC	COMMON	001055102	2661	137419	SOLE	N/A	137419
ALBEMARLE CORP	COMMON	012653101	3871	177837	SOLE	N/A	177837
APTARGROUP INC	COMMON	038336103	3482	111823	SOLE	N/A	111823
ARCHER-DANIELS	COMMON	039483102	6206	223398	SOLE	N/A	223398
ADP		COMMON	053015103	5324	151429	SOLE	N/A	151429
BANK OF AMERICA	COMMON	060505104	71	10418	SOLE	N/A	10418
CATERPILLAR INC	COMMON	149123101	2996	107157	SOLE	N/A	107157
COLGATE 	COMMON	194162103	238	4037	SOLE	N/A	4037
COMMUNITY CAP	COMMON	20363C102	89	17263	SOLE	N/A	17263
DNP SELECT 	COMMON	23325P104	119	17500	SOLE	N/A	17500
EATON VANCE 	COMMON	278265103	4450	194754	SOLE	N/A	194754
ECOLAB INC	COMMON	278865100	2072	59675	SOLE	N/A	59675
EMERSON ELECT	COMMON	291011104	560	19596	SOLE	N/A	19596
ENBRIDGE ENERGY	COMMON	29250R106	6083	203239	SOLE	N/A	203239
ENERGY TRANSFER	COMMON	29273V100	2562	121250	SOLE	N/A	121250
ENERGY TRANSFER	COMMON	29273R109	6486	175825	SOLE	N/A	175825
ENTERPRISE GP 	COMMON	293716106	1534	67795	SOLE	N/A	67795
ENTERPRISE PROD	COMMON	293792107	9369	421097	SOLE	N/A	421097
EXXON MOBIL 	COMMON	30231G102	1306	19179	SOLE	N/A	19179
GE		COMMON	369604103	272	26925	SOLE	N/A	26925
ILLINOIS TOOL 	COMMON	452308109	2580	83643	SOLE	N/A	83643
IBM		COMMON	459200101	6651	68640	SOLE	N/A	68640
JOHN HANCOCK T/	COMMON	41013V100	76	10350	SOLE	N/A	10350
J&J		COMMON	478160104	4963	94362	SOLE	N/A	94362
JPMORGAN CHASE 	COMMON	46615H100	256	9648	SOLE	N/A	9648
KINDER MORGAN 	COMMON	494550106	2985	63885	SOLE	N/A	63885
LEGGETT & PLATT COMMON	524660107	2236	172090	SOLE	N/A	172090
LINEAR TECHN	COMMON	535678106	2079	90472	SOLE	N/A	90472
LINN ENERGY LLC	COMMON	53602010	4377	293775	SOLE	N/A	293775
MAGELLAN MID	COMMON	559080106	9843	335130	SOLE	N/A	335130
MCDONALD'S CORP	COMMON	580135101	7480	137079	SOLE	N/A	137079
MEDTRONIC INC	COMMON	585055106	2497	84738	SOLE	N/A	84738
MERIDIAN BIO	COMMON	589584101	1210	66751	SOLE	N/A	66751
NATURAL RES	COMMON	63900P103	11014	493215	SOLE	N/A	493215
NUCOR CORP	COMMON	670346105	2957	77460	SOLE	N/A	77460
NUSTAR ENERGY 	COMMON	67058H102	4540	98463	SOLE	N/A	98463
ONEOK PARTNERS 	COMMON	682680103	715	17595	SOLE	N/A	17595
PAYCHEX INC	COMMON	704326107	3416	133089	SOLE	N/A	133089
PENN VIRGINIA 	COMMON	707884102	206	18050	SOLE	N/A	18050
PEPSICO INC	COMMON	713448108	4311	83743	SOLE	N/A	83743
PIMCO CORPORATE	COMMON	72200U100	207	25750	SOLE	N/A	25750
PIMCO MUNI 	COMMON	72200N106	161	19100	SOLE	N/A	19100
PLAINS ALL AMER	COMMON	726503105	7205	195987	SOLE	N/A	195987
PRAXAIR INC	COMMON	74005P104	5434	80750	SOLE	N/A	80750
P&G		COMMON	742718109	4462	94758	SOLE	N/A	94758
SEI INVEST	COMMON	784117103	2057	168471	SOLE	N/A	168471
SUNOCO LOGIST	COMMON	86764L108	13015	252370	SOLE	N/A	252370
TELEFLEX INC	COMMON	879369106	4683	119812	SOLE	N/A	119812
TEPPCO PARTNERS	COMMON	872384102	629	27770	SOLE	N/A	27770
UNITED TECHN	COMMON	913017109	3662	85212	SOLE	N/A	85212
WALMART STORES	COMMON	931142103	2805	53836	SOLE	N/A	53836
WALGREEN CO	COMMON	931422109	3859	148675	SOLE	N/A	148675
WILLIAMS PART	COMMON	96950F104	2860	256295	SOLE	N/A	256295


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